Condensed Consolidated Balance Sheets - USD ($)		Dec. 31, 2023	Jun. 30, 2023
CURRENT ASSETS:
Cash and cash equivalents		$ 259,328	$ 239,473
Other receivables, net		1,500,332	5,500,332
Prepayments		8,869,509	10,307,226
Total current assets		10,629,169	16,047,031
NON-CURRENT ASSETS
Plant and equipment, net		10,428	17,028
Intangible assets, net		19,386,083	13,966,083
Right-of-use asset		158,251
Prepayments - non-current		1,723	12,061
Total non-current assets		19,556,485	13,995,172
Total assets		30,185,654	30,042,203
CURRENT LIABILITIES:
Accounts payable		3,270,945	3,270,945
Other payables and accrued liabilities		2,545,232	1,474,823
Other payables - related parties		731,216	580,000
Lease liability - current		141,838
Convertible notes payable, net of debt issuance costs of $27,716		1,072,284
Total current liabilities		7,761,515	5,325,768
NON-CURRENT LIABILITIES:
Lease liability - non-current		59,520
Total non-current liabilities		59,520
Total liabilities		7,821,035	5,325,768
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY:
Additional paid-in-capital		228,331,790	213,146,190
Deferred stock compensation		(1,671,330)	(3,857,367)
Accumulated deficit		(206,344,281)	(185,220,028)
Total shareholders’ equity		22,364,619	24,716,435
Total liabilities and shareholders’ equity		30,185,654	30,042,203
Class A Ordinary Shares
SHAREHOLDERS’ EQUITY:
Ordinary shares, value	[1]	2,000,440	599,640
Class B Ordinary Shares
SHAREHOLDERS’ EQUITY:
Ordinary shares, value	[1]	48,000	48,000
Related Party
CURRENT LIABILITIES:
Other payables - related parties		$ 731,216	$ 580,000

[1]	Giving retroactive effect to the 40-for-1 reverse share split on September 26, 2022 and the alteration of the authorized issued share capital from ordinary shares into Class A and Class B ordinary shares on March 24, 2023